Nature Of Operations	12 Months Ended
Sep. 30, 2011
Nature Of Operations
Nature Of Operations

NOTE 1—NATURE OF OPERATIONS

This Annual Report is for Atwood Oceanics, Inc. and its subsidiaries, which are collectively referred to herein as the "Company," "we," "us" or "our" except where stated or the context indicates otherwise. We are an international offshore drilling contractor engaged in the drilling and completion of exploratory and developmental oil and gas wells. We currently own a diversified fleet of 10 mobile offshore drilling units located in the U.S. Gulf of Mexico, South America, the Mediterranean Sea, West Africa, Southeast Asia and Australia and are constructing an ultra-deepwater semisubmersible rig, two ultra-deepwater drillships and three high specification jack-up rigs for delivery in 2012 through 2014. We were founded in 1968 and are headquartered in Houston, Texas with other offices in Australia, Egypt, South Korea, Malaysia, Singapore and the United Kingdom.